Income Tax Expenses - Summary of Income Tax Expense (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Current income tax	¥ 13,105,863	¥ 5,570,012	¥ 4,254,978
Deferred income tax	(6,414,745)	63,253	1,861,719
Income tax expense	¥ 6,691,118	¥ 5,633,265	¥ 6,116,697